Semiannual Report

DIVERSIFIED SMALL-CAP GROWTH FUND

June 30, 2001

T. ROWE PRICE

REPORT HIGHLIGHTS
-----------------
DIVERSIFIED SMALL-CAP GROWTH FUND
---------------------------------

o Small-cap growth stocks were extremely volatile in the first half of 2001; returns were flat or slightly negative.

o Your fund posted losses but held up better than its new Lipper benchmark in both the 6- and 12-month periods. The fund lagged the Russell 2000 Growth Index in the last six months but surpassed it for the one-year period.

o Diversifying into the health care, financial, and consumer sectors helped offset losses among tech- nology stocks. Industry allocations changed primarily because of market movements.

o We look forward to stronger earnings growth and an economic recovery, which should benefit small-cap growth companies.

UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS
-------------------

     Small-cap growth stocks were extremely volatile as the economy weakened in the first six months of 2001. Returns for the period were flat or slightly negative, as a sharp first-quarter decline was largely offset by a substantial second-quarter rebound. The catalyst for the rally was the Federal Reserve, which attempted to reinvigorate the sluggish economy by aggressively reducing short-term interest rates to their lowest levels in seven years.

PERFORMANCE COMPARISON
----------------------

  Periods Ended 6/30/01            6 Months        12 Months
  ---------------------            --------        ---------
  Diversified Small-Cap
  Growth Fund                        -3.83%          -18.23%
  ...........................................................
  Russell 2000 Growth Index           0.16           -23.25
  ...........................................................
  Lipper Small-Cap
  Growth Fund Index                  -5.35           -22.18
  ...........................................................

     Your fund returned -3.83% in the first half of 2001, as severe losses in the first quarter were mitigated by a rally in technology, telecommunications, and other growth stocks in the second quarter. The fund's -18.23% return for the 12-month period reflects the general weakness of small-cap growth stocks over the last year.

     Our aversion to owning the riskiest of small-cap growth stocks greatly affected our performance relative to the Russell 2000 Growth Index. In the first half of 2001, the fund lagged the index because we had limited exposure to the most speculative names, which rallied from depressed levels in the last three months. However, for the 12-month period, the fund held up better because it avoided the worst of the technology sector's decline late last year.

     We are introducing the fund's new Lipper benchmark in this report--the Lipper Small-Cap Growth Fund Index. Lipper made this change because they believe (and we agree) that it is a more appropriate benchmark than the Lipper Small-Cap Fund Index, which represents a blend of small-cap growth and value funds. (The Lipper Small-Cap Fund Index returned -2.49% and -12.90% for the 6- and 12-month periods ended June 30, respectively; it held up better than the fund because small-cap value funds outpaced their growth counterparts in the last year.)

     The fund fared somewhat better than its new Lipper benchmark in both the 6- and 12-month periods because of our relatively conservative approach to small-cap investing. Our broad diversification across 370 stocks, with none representing more than 0.8% of fund assets, helped us weather the small-cap growth sector's declines and participate in the occasional rallies.

MARKET ENVIRONMENT
------------------

     Economic growth came to a virtual halt in the last six months. Consumer sentiment fell sharply, industrial production tapered off as businesses worked off excess inventories, and unemployment began to rise. In addition, the number of businesses declaring bankruptcy rose dramatically, especially in the telecommunications and technology sectors. According to webmergers.com, more than 300 Internet companies folded in the last six months, nearly 10 times as many as in the first half of 2000.

     The economy's rapid deceleration prompted the most vigorous easing of monetary policy by the Federal Reserve in nearly two decades. In the last six months, the Fed reduced the federal funds target rate--a benchmark for various lending rates--from 6.50% to 3.75% in an attempt to keep the economy from slipping into recession. Thus far this year, the economy has avoided contracting, but the Fed's actions have yet to stimulate stronger economic activity.

     The performance of various small-cap sectors was widely mixed in the first half of the year. Health care stocks were mostly higher, and financial services stocks were boosted by the dramatic decline in short-term interest rates. In the consumer sector, retail and restaurant stocks performed well because consumer spending has remained strong.

     On the downside were energy stocks, which fell sharply as oil and natural gas prices retreated from record levels. The technology sector extended last year's decline as investors were repeatedly surprised by the magnitude of announced shortfalls in corporate earnings, revenues, and sales. However, gains in semiconductor stocks helped offset losses among telecom equipment, e-commerce, and networking shares.

SMALL-CAP STOCK RETURNS
-----------------------

  Periods Ended 6/30/01            6 Months        12 Months
  ---------------------            --------        ---------
  Russell 2000 Index                  6.94%            0.66%
  ...........................................................
  Russell 2000 Growth Index           0.16           -23.25
  ...........................................................
  Russell 2000 Value Index           12.78            30.87
  ...........................................................

     Small-cap stocks as a group surpassed their larger cousins in the first half of 2001. The Russell 2000 Index, a broad measure of the small-cap universe, advanced 6.94%, while the large-cap S&P 500 Index declined 6.70%. Within the small-cap sector, there was considerable disparity in the performance of individual issues. In the first half of the year, the smallest fifth of Russell 2000 stocks outperformed the largest fifth by more than 20%. In addition, as shown in the table, value stocks strongly outperformed their growth counterparts, continuing a trend that began last year.

PORTFOLIO STRATEGY AND REVIEW
-----------------------------

     We maintained a broadly diversified portfolio of small-cap growth stocks in the last six months. The fund's assets at the end of June were spread across 370 securities in multiple industries, and no single holding represented more than 0.8% of fund assets. Such diversification can help the fund's relative performance during difficult periods for small-cap growth stocks. By casting a wide net, we have more opportunities to catch the big winners early, while reducing the impact a single disappointing holding could have on the entire portfolio. (Of course, diversification does not guarantee a profit.)

     For the most part, we kept the fund's industry allocations neutral rela-tive to the small-cap growth universe in the last six months. As a result, changes were driven primarily by market movements. Technology remained the largest sector commitment at 26% of fund assets, down from nearly 31% in December. Other sectors had increased representation in the last six months, such as business services (22% versus 19%), consumer (14% versus 11%), and health care (21% versus 20%).

     Our best holdings in the last six months included a handful of software companies that bucked the negative tech trend and posted good returns: THQ, a maker of popular video games; REMEDY, which was acquired by Peregrine Systems; and REGISTER.COM, a company that allows individuals and businesses to register Internet domain names. GROUP ONE AUTOMOTIVE, electronics retailer TWEETER HOME ENTERTAINMENT GROUP, AMERICREDIT, and RADIO ONE were other top performers that hailed from a variety of sectors.

     Most of our worst holdings originated from the beleaguered technology sector. Networking and telecommunications equipment companies ANAREN MICROWAVE, POWERWAVE TECHNOLOGIES, PLANTRONICS, and PROXIM were among our biggest decliners. Software companies NETIQ and INFORMATICA and semi-conductor manufacturer TRANSWITCH also hurt fund performance.

PORTFOLIO CHARACTERISTICS
-------------------------
                                      Diversified
                                        Small-Cap
  As of 6/30/01                       Growth Fund           S&P 500
  -------------                     --------------      --------------
  Market Cap (Investment-
  Weighted Median)                   $1.3 billion       $59.8 billion
  ....................................................................
  Earnings Growth Rate
  Estimated Next 5 Years *           23.3%               14.4%
  ....................................................................
  P/E Ratio (Based on Next 12
  Months' Estimated Earnings)        28.7X               22.4X
  ....................................................................

     * Forecasts are based on T. Rowe Price research and are in no way an indication of future investment returns.

     As mentioned earlier, the energy sector (6% of fund assets) was notably weak in the first half of 2001. This was a stark contrast to last year, when energy companies seemed immune to the slowing economy and earnings disappointments. Because we shied away from energy stocks with stretched valuations, we were able to limit the group's negative impact on the portfolio.

OUTLOOK
-------

     Although the economy remains weak, several macroeconomic policy actions have been taken in an attempt to stave off a recession. The recently enacted tax cut and the Federal Reserve's "rapid and forceful" interest rate reductions will provide an economic stimulus--a welcome response to the most challenging economic conditions in a decade. Consumers have remained remarkably resilient, but businesses--especially those that provide products and services to other companies--have almost universally trimmed their budgets. Excess inventories are being depleted, but it could take some time for demand to pick up from depressed levels.

     Small-cap stocks have outperformed their large-cap counterparts for almost two years, and we are optimistic that this trend will continue. Historically, the average duration for periods of small-cap outper- formance is about six years. In addition, small-caps tend to outpace their larger brethren when the economy accelerates after a period of slow growth.

     Even with the relative strength in the small-cap sector, valuations are not particularly high. As shown in the table on page 4, our portfolio's price/earnings (P/E) ratio is slightly higher than its estimated earnings growth rate, but the S&P 500's P/E ratio exceeds its projected earnings growth rate by a greater margin.

     Stronger economic and corporate earnings growth--hopefully later this year but more likely in 2002--should be beneficial to small-cap growth companies. We will continue to diversify the portfolio and use fundamental research to look for growth companies whose prospects are likely to improve as the economy recovers.

Respectfully submitted,

/s/

Paul W. Wojcik
Chairman of the fund's Investment Advisory Committee

July 13, 2001

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS
----------------------------
                                                                   Percent of
                                                                   Net Assets
                                                                      6/30/01
--------------------------------------------------------------------------------
Corporate Executive Board                                                0.8%
 ................................................................................
Cytyc                                                                    0.8
 ................................................................................
ATMI                                                                     0.8
 ................................................................................
Techne                                                                   0.7
 ................................................................................
Affiliated Managers Group                                                0.7
--------------------------------------------------------------------------------
Datascope                                                                0.7
 ................................................................................
Iron Mountain                                                            0.7
 ................................................................................
THQ                                                                      0.7
 ................................................................................
QuikSilver                                                               0.7
 ................................................................................
LifePoint Hospitals                                                      0.7
--------------------------------------------------------------------------------
Radio One                                                                0.7
 ................................................................................
AmeriCredit                                                              0.7
 ................................................................................
BISYS Group                                                              0.6
 ................................................................................
Enzon                                                                    0.6
 ................................................................................
Factset Research Systems                                                 0.6
--------------------------------------------------------------------------------
Tweeter Home Entertainment Group                                         0.6
 ................................................................................
CEC Entertainment                                                        0.6
 ................................................................................
Insituform Technologies                                                  0.6
 ................................................................................
Advance PCS                                                              0.6
 ................................................................................
Men's Wearhouse                                                          0.6
--------------------------------------------------------------------------------
Cabot Oil & Gas                                                          0.6
 ................................................................................
Radian Group                                                             0.6
 ................................................................................
Remedy                                                                   0.6
 ................................................................................
Province Healthcare                                                      0.6
 ................................................................................
Forward Air                                                              0.6
--------------------------------------------------------------------------------
Total                                                                   16.5%

Note: Table excludes reserves.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Portfolio Highlights

INDUSTRY DIVERSIFICATION
------------------------
TWENTY-FIVE LARGEST INDUSTRIES
------------------------------
                                                 Percent of        Percent of
                                                 Net Assets        Net Assets
                                                   12/31/00           6/30/01
--------------------------------------------------------------------------------
Computer Software                                      9.0%              9.2%
 ................................................................................
Biotechnology                                          7.6               8.9
 ................................................................................
Semiconductors and Components                          8.6               8.5
 ................................................................................
Miscellaneous Business Services                        5.6               7.2
 ................................................................................
Health Care Services                                   4.4               5.8
--------------------------------------------------------------------------------
Media and Advertising                                  4.2               5.4
 ................................................................................
Networking and Telecom Equipment                       8.7               4.7
 ................................................................................
Exploration and Production                             4.2               4.5
 ................................................................................
Medical Instruments and Devices                        4.4               4.0
 ................................................................................
Hard Goods Retailers                                   2.1               3.2
--------------------------------------------------------------------------------
Financial Services                                     3.5               3.2
 ................................................................................
Soft Goods Retailers                                   2.1               2.6
 ................................................................................
Bank and Trust                                         3.0               2.4
 ................................................................................
Computer Hardware/Peripherals                          2.5               2.3
 ................................................................................
Transportation                                         2.6               2.2
--------------------------------------------------------------------------------
Telecom Services                                       1.7               2.1
 ................................................................................
Insurance                                              2.0               2.0
 ................................................................................
Restaurants                                            1.1               1.9
 ................................................................................
Consumer Nondurables                                   2.0               1.8
 ................................................................................
Consumer Services                                      1.6               1.8
--------------------------------------------------------------------------------
Distribution                                           1.4               1.7
 ................................................................................
Engineering and Construction                           1.5               1.6
 ................................................................................
Pharmaceuticals                                        2.4               1.5
 ................................................................................
Energy Services                                        2.1               1.3
 ................................................................................
E-Commerce                                             2.1               1.0
--------------------------------------------------------------------------------
Total                                                 90.4%             90.8%

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
----------------------

     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

                       Russell 2000     Lipper Small Cap     Small-Cap
                       Growth Index    Growth Fund Index    Growth Fund
                       ------------    -----------------    -----------
      6/30/97             10000              10000             10000
      6/30/98             11319              11457             11391
      6/30/99             12259              11924             11365
      6/30/00             15740              19403             15281
      6/30/01             12080              15099             12495


AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------

     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                               Since  Inception
  Periods Ended 6/30/01                  1 Year   3 Years  Inception       Date
  ---------------------                  ------   -------  ---------  ---------
  Diversified Small-Cap Growth Fund     -18.23%     3.13%      5.73%    6/30/97

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited
                                  For a share outstanding throughout each period
FINANCIAL HIGHLIGHTS
--------------------
                             6 Months      Year                       6/30/97
                                Ended     Ended                       Through
                              6/30/01  12/31/00  12/31/99  12/31/98  12/31/97
                              -------  --------  --------  --------  --------
NET ASSET VALUE
---------------
Beginning of period          $ 12.54   $ 14.11   $ 11.05   $ 10.70   $ 10.00
 ................................................................................
Investment activities
 Net investment income(loss)   (0.07)    (0.12)    (0.11)*   (0.09)*   (0.03)*
 Net realized and
 unrealized gain (loss)        (0.41)    (1.05)     3.17      0.46      0.74++
 ................................................................................
 Total from
 investment activities         (0.48)    (1.17)     3.06      0.37      0.71
 ................................................................................
Distributions
 Net realized gain              -        (0.40)      -       (0.03)    (0.01)
 ................................................................................
 Redemption fees added
 to paid-in-capital             -          -         -        0.01       -
 ................................................................................

NET ASSET VALUE
---------------
End of period                $ 12.06   $ 12.54   $ 14.11   $ 11.05   $ 10.70
 ................................................................................

RATIOS/SUPPLEMENTAL DATA

Total return*                  (3.83)%   (8.29)%  27.69%*    3.58%*     7.10%*
 ................................................................................
Ratio of total expenses to
average net assets              1.36%+    1.25%     1.25%*    1.25%*    1.25%+*
 ................................................................................
Ratio of net investment
income (loss) to average
net assets                     (1.14)%+  (0.91)%   (0.99)%*  (0.83)%*  (0.67)%+*
 ................................................................................
Portfolio turnover rate        29.6%+    66.0%     49.4%     39.8%     13.4%
 ................................................................................
Net assets, end of period
(in thousands)               $ 78,120  $ 85,101  $ 74,804  $ 70,444  $ 72,071
 ................................................................................

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 12/31/00.
+    Annualized
++ The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2001

STATEMENT OF NET ASSETS
-----------------------

                                                       Shares           Value
                                                    ------------    ------------
                                                            In thousands
COMMON STOCKS  98.8%
====================

FINANCIAL  7.6%
---------------

BANK AND TRUST  2.4%
City National                                           6,700           $ 297
Commerce Bancorp                                        5,911             414
Community First Bankshares                              8,500             195
National Commerce Financial                             5,900             144
Silicon Valley Bancshares *                             9,900             218
Southwest Bancorp *                                     9,000             272
Sterling Bancshares                                    17,100             328
--------------------------------------------------------------------------------
                                                                        1,868
                                                                    ------------
INSURANCE  2.0%
Arthur J. Gallagher                                     5,000             130
Brown and Brown                                         2,800             118
PMI Group                                               3,000             215
Radian Group                                           11,798             477
StanCorp Financial Group                                7,400             351
Triad Guaranty *                                        7,000             280
--------------------------------------------------------------------------------
                                                                        1,571
                                                                    ------------
Financial Services  3.2%
Affiliated Managers Group *                             9,000             553
AmeriCredit *                                           9,900             514
Annuity and Life Reassurance                            1,700              61
Eaton Vance                                             5,800             202
Heller Financial                                        2,061              82
Investment Technology Group *                           9,000             453
Investor's Financial Services                           3,000             201
Legg Mason                                              5,332             265
Nationwide Financial Services (Class A)                 1,000              44
Waddell & Reed Financial (Class A)                      3,150             100
--------------------------------------------------------------------------------
                                                                        2,475
                                                                    ------------
Total Financial                                                         5,914
                                                                    ------------

HEALTH CARE  20.5%
------------------

PHARMACEUTICALS  1.5%
K-V Pharmaceutical *                                    8,250           $ 229
King Pharmaceuticals *                                  5,406             291
Professional Detailing *                                1,000              92
Shire Pharmaceuticals ADR *                             7,662             425
Tanox *                                                 3,400             107
--------------------------------------------------------------------------------
                                                                        1,144
                                                                    ------------
BIOTECHNOLOGY  8.9%
Abgenix *                                               4,500             202
Affymetrix *                                            3,500              77
Alkermes *                                              8,400             295
Aurora Biosciences *                                   12,100             375
Aviron *                                                3,000             171
Celgene *                                               3,500             101
Cell Genesys *                                          3,000              62
Cephalon *                                              5,859             413
COR Therapeutics *                                      4,000             122
Cubist Pharmaceuticals *                                4,000             152
Deltagen *                                             15,700             141
Enzo Biochem                                            3,675             126
Enzon *                                                 8,000             500
Exelixis *                                              2,800              53
Gilead Sciences *                                       5,600             326
Human Genome Sciences *                                 4,400             265
Imclone Systems *                                       1,200              63
Incyte Genomics *                                      11,700             287
Inhale Therapeutic Systems *                            6,600             152
Invitrogen *                                            6,100             438
Myriad Genetics *                                       2,000             127
Neose Technologies *                                    1,500              68
Neurocrine Biosciences *                                9,400             376
NPS Pharmaceuticals *                                   6,800             273
OSI Pharmaceuticals *                                   1,400              74
Protein Design Labs *                                   2,500             217

QLT *                                                   4,400            $ 86
Regeneron Pharmaceuticals *                             1,500              52
Serologicals *                                         16,000             341
Techne *                                               18,000             585
Triangle Pharmaceuticals *                             18,100              85
Trimeris *                                              3,000             150
Vical *                                                 7,000             98
ViroPharma *                                            4,300             146
--------------------------------------------------------------------------------
                                                                        6,999
                                                                    ------------
HEALTH CARE SERVICES  5.8%
Accredo Health *                                       12,000             446
Advance PCS *                                           7,600             487
AmeriPath *                                             9,700             284
Express Scripts (Class A) *                             4,800             264
First Health Group *                                   14,000             338
Hooper Holmes                                          31,000             318
LifePoint Hospitals *                                  12,000             531
Lincare *                                              11,000             330
Omnicare                                               13,500             273
Province Healthcare *                                  13,500             476
Specialty Laboratories *                                7,500             284
Unilab *                                                3,000             76
Universal Health Services *                             9,200             418
--------------------------------------------------------------------------------
                                                                        4,525
                                                                    ------------
MEDICAL EQUIPMENT  0.5%
Dentsply International                                  2,500             111
PolyMedica *                                            5,800             235
Zoll Medical *                                          1,600              44
--------------------------------------------------------------------------------
                                                                          390
                                                                    ------------
MEDICAL INSTRUMENTS AND DEVICES  3.8%
Apogent Technologies *                                  2,500              61
Coherent *                                              5,700             206
Cytyc *                                                27,000             622
Datascope                                              11,800             544
ICU Medical *                                           7,000             289
Mentor                                                  5,600             160
Mettler Toledo International *                          9,200             398

MiniMed *                                               2,600           $ 125
Priority Healthcare (Class B) *                         8,000             226
ResMed *                                                7,000             354
--------------------------------------------------------------------------------
                                                                        2,985
                                                                    ------------
Total Health Care                                                      16,043
                                                                    ------------
CONSUMER  13.6%
---------------

RESTAURANTS  1.9%
BUCA *                                                  3,000              65
California Pizza Kitchen *                              3,800              88
CEC Entertainment *                                    10,000             494
PF Chang's China Bistro *                               4,600             174
Rare Hospitality International *                        5,800             131
Sonic *                                                 9,550             303
The Cheesecake Factory *                                9,000             255
--------------------------------------------------------------------------------
                                                                        1,510
                                                                    ------------
ENTERTAINMENT  0.8%
International Speedway (Class A)                        5,500             231
JAKKS Pacific *                                        17,000             318
LodgeNet Entertainment *                                2,400              42
--------------------------------------------------------------------------------
                                                                          591
                                                                    ------------
FOOD AND BEVERAGES  0.7%
Dreyer's Grand Ice Cream                                7,500             209
Performance Food Group *                                6,000             181
Smithfield Foods *                                      2,000              81
Tootsie Roll Industries                                 2,600             100
--------------------------------------------------------------------------------
                                                                          571
                                                                    ------------
CONSUMER DURABLES  0.8%
Ethan Allen Interiors                                   1,000              33
Harman International                                    7,500             286
Intranet Solutions *                                    7,000             266
--------------------------------------------------------------------------------
                                                                          585
                                                                    ------------
CONSUMER SERVICES  1.8%
Bright Horizons Family Solution *                       8,900             279
Career Education *                                      4,000             240
Devry *                                                 8,600             311

Education Management *                                  2,000            $ 80
Learning Tree International *                          11,900             273
Metris                                                  7,050             238
--------------------------------------------------------------------------------
                                                                        1,421
                                                                    ------------
CONSUMER NONDURABLES  1.8%
Fossil *                                                6,000             124
Kenneth Cole Productions (Class A) *                    2,550              51
Linens `n Things *                                      3,900             107
Medicis Pharmaceutical *                                1,500              80
Mohawk Industries *                                     6,700             236
QuikSilver *                                           21,450             536
Timberland *                                            5,000             198
Topps *                                                 9,000             105
--------------------------------------------------------------------------------
                                                                        1,437
                                                                    ------------
HARD GOODS RETAILERS  3.2%
Casey's General Stores                                 10,000             130
Cost Plus *                                             6,550             196
Dollar Tree Stores *                                    5,837             163
Duane Reade *                                           3,700             120
Family Dollar Stores                                    6,200             159
Insight Enterprises *                                   6,175             151
O'Reilly Automotive *                                  13,200             379
Tweeter Home Entertainment Group *                     14,000             494
Ultimate Electronics *                                  5,000             162
Whitehall Jewellers *                                   8,400              77
Whole Foods Market *                                    3,000              81
Williams-Sonoma *                                       7,000             272
Zales *                                                 4,000             135
--------------------------------------------------------------------------------
                                                                        2,519
                                                                    ------------
SOFT GOODS RETAILERS  2.6%
AnnTaylor Stores *                                      2,300              83
Men's Wearhouse *                                      17,400             480
Michaels Stores *                                       4,000             164
Neiman Marcus *                                         8,100             251
Pacific Sunwear *                                       7,950             178
Ross Stores                                             9,400             225

Talbots                                                 9,000           $ 394
Vans *                                                 10,900             256
--------------------------------------------------------------------------------
                                                                        2,031
                                                                    ------------
Total Consumer                                                         10,665
                                                                    ------------
TECHNOLOGY  25.7%
-----------------

SEMICONDUCTORS AND COMPONENTS  8.5%
Alliance Semiconductor *                                5,100              61
American Xtal Technology *                              4,400             117
Amphenol *                                              2,000              80
Applied Micro Circuits *                                1,914              33
Artesyn Technologies *                                  4,000              52
ATMI *                                                 20,700             621
Benchmark Electronics *                                 1,500              37
Brooks Automation *                                     4,000             184
Cabot Microelectronics *                                7,121             442
Cognex *                                               10,300             349
Cohu                                                    7,900             178
CTS                                                     6,300             129
Cymer *                                                 9,000             228
DDi *                                                   5,400             108
Dionex *                                                7,400             246
Exar *                                                  8,400             166
hi/fn *                                                 2,000             30
Integrated Silicon Solution *                          19,200             267
Lattice Semiconductor *                                18,200             444
LTX *                                                   8,000             204
Maxim Integrated Products *                             1,759              78
Micrel *                                               10,800             356
Microchip Technology *                                  2,175              73
MKS Instruments *                                       2,914              84
Novellus Systems *                                      1,000              57
NVIDIA *                                                2,000             185
Pericom Semiconductor *                                14,500             228
Pixelworks *                                            5,000             179
Plexus *                                               13,100             432

QuickLogic *                                            3,000            $ 18
Semtech *                                               6,000             180
Sipex *                                                 2,500              29
Sonicblue *                                            22,500              74
Spectra-Physics Lasers *                                2,500              58
Three-Five Systems *                                    1,600              29
TranSwitch *                                           14,600             161
TriQuint Semiconductor *                                5,000             112
Varian Semiconductor Equipment *                        7,000             294
--------------------------------------------------------------------------------
                                                                        6,603
                                                                    ------------
COMPUTER SOFTWARE  9.2%
Actuate *                                              26,700             255
Advent Software *                                       2,300             146
Aspen Technology *                                      4,000              97
BARRA *                                                 7,250             294
Dendrite International *                                7,050              78
Echelon *                                               1,900              58
Electronic Arts *                                       2,200             127
Embarcadero *                                          10,500             234
Factset Research Systems                               14,000             500
HNC Software *                                          3,300              82
Hyperion Solutions *                                    6,400              96
Informatica *                                          12,200             212
Internet Security Systems *                             3,000             146
Macromedia *                                            5,600             101
Manugistics Group *                                     8,000             201
MatrixOne *                                            10,000             232
Mercury Interactive *                                   3,000             180
Micromuse *                                             5,500             154
National Instruments *                                  9,050             294
NetIQ *                                                12,102             379
Packeteer *                                            17,000             213
Peregrine Systems *                                     8,100             235
Register.com *                                         23,600             365
Remedy *                                               13,700             477

RSA Security *                                          6,000           $ 186
SeaChange International *                               2,000              36
SERENA Software *                                       9,000             327
Sybase *                                               13,000             214
Symantec *                                              3,200             140
THQ *                                                   9,000             537
Ulticom *                                               3,000             101
Verity *                                               13,900             277
Websense *                                              8,400             168
--------------------------------------------------------------------------------
                                                                        7,142
                                                                    ------------
NETWORKING AND TELECOM EQUIPMENT  4.7%
Alpha Industries *                                     10,000             295
Anaren Microwave *                                      4,000              80
AudioCodes *                                            9,000              64
Carrier Access *                                        2,800              17
Comverse Technology *                                   1,000              57
Concord Communications *                                8,400              76
DMC Stratex Networks *                                  8,000              80
Emulux *                                                2,500             101
Finisar *                                               4,000             75
Harmonic *                                             16,682             167
Inter-Tel                                               9,700             115
Newport                                                 5,300             140
Oplink Communications *                                 4,500              17
PECO II *                                               4,300              28
PictureTel *                                           25,000             140
Plantronics *                                          13,500             312
Polycom *                                              12,000             277
Powerwave Technologies *                                8,200             119
Proxim *                                               15,800             223
QLogic *                                                3,350             216
Sawtek *                                                3,900              92
Sonicwall *                                            12,000             302
Spectrian *                                             4,100              66
Technitrol                                             11,000             286
Time Warner Telecom (Class A) *                         3,000             101
Turnstone Systems *                                     7,000              49
ViaSat *                                                6,000             143
Western Multiplex *                                     8,000              55
--------------------------------------------------------------------------------
                                                                        3,693
                                                                    ------------

E-COMMERCE  1.0%
Exodus Communications *                                25,000            $ 51
HomeStore.com *                                         5,000             175
Jupiter Media Metrix *                                  3,000               4
Keynote Systems *                                      10,000             109
Liberate Technologies *                                 9,400             103
Netegrity *                                             8,700             261
Openwave Systems *                                      2,737              95
--------------------------------------------------------------------------------
                                                                          798
                                                                    ------------
COMPUTER HARDWARE/PERIPHERALS  2.3%
Avocent *                                               8,075             184
KEMET *                                                10,200             202
Kopin *                                                14,000             170
Mercury Computer Systems *                              6,000             297
MIPS Technologies *                                     1,800              31
Optimal Robotics *                                      3,500             133
Sandisk *                                               5,400             151
Silicon Storage Technology *                           19,300             195
Symbol Technologies                                     1,480              33
Titan *                                                 2,900              66
Varian *                                               10,000             323
Virata *                                                2,000              24
--------------------------------------------------------------------------------
                                                                        1,809
                                                                    ------------
Total Technology                                                       20,045
                                                                    ------------
BUSINESS SERVICES  22.0%
------------------------

ENVIRONMENTAL  0.1%
Catalytica Energy Systems *                             3,707              80
--------------------------------------------------------------------------------
                                                                           80
                                                                    ------------
MISCELLANEOUS BUSINESS SERVICES  7.2%
Albany Molecular Research *                             7,000             266
Choicepoint *                                           9,450             397

Commscope *                                             7,000           $ 165
Copart *                                               12,000             351
Corporate Executive Board *                            15,000             630
Cree Research *                                         6,800             178
DiamondCluster International *                         12,000             153
eLoyalty *                                              5,400               5
F. Y. I. *                                              9,500             389
Fair, Issac                                             5,700             352
Forrester Research *                                    6,400             145
G&K Services                                            3,100              83
Global Payments *                                       2,400              72
Heidrick & Struggles International *                   11,200             228
Iron Mountain *                                        12,000             538
Keane *                                                 3,000              66
Manpower                                                3,000              90
META Group *                                           12,800              33
Mobile Mini *                                           4,000             132
NCO Group *                                             7,800             241
On Assignment *                                         3,000              54
Professional Staff ADR *                               12,000              52
Quanta Services *                                       8,850             195
Symyx Technologies *                                   15,900             385
Trammell Crow *                                         3,000              33
Zebra Technologies (Class A) *                          8,500             418
--------------------------------------------------------------------------------
                                                                        5,651
                                                                    ------------
UTILITIES  0.3%
Calpine *                                               6,800             257
--------------------------------------------------------------------------------
                                                                          257
                                                                    ------------
DISTRIBUTION  1.7%
Jack Henry & Associates                                 8,000             248
MSC *                                                   6,300             110
Patterson Dental *                                      8,700             287
SCP Pool *                                             12,150             418
Watsco (Class A)                                       17,750             250
--------------------------------------------------------------------------------
                                                                        1,313
                                                                    ------------

TRANSPORTATION  2.2%
C.H. Robinson Worldwide                                11,000           $ 307
Expeditors International of Washington                  4,800             288
Forward Air *                                          15,800             473
Mesaba Holdings *                                      10,700              99
SkyWest                                                11,700             328
UTi Worldwide                                          13,600             216
--------------------------------------------------------------------------------
                                                                        1,711
                                                                    ------------
TELECOM SERVICES  2.1%
AirGate PCS *                                           5,000             260
Insight Communications *                                2,600              65
ITC Deltacom *                                          5,000              20
Millicom International Cellular *                       5,700             143
Radiant Systems *                                      10,750             173
SBA Communcations *                                    11,500             285
Spectrasite Holdings *                                  8,800              64
TeleTech Holdings *                                     8,100              73
Triton PCS Holdings *                                   6,000             246
Western Wireless *                                      7,000             301
--------------------------------------------------------------------------------
                                                                        1,630
                                                                    ------------
COMPUTER SERVICES  1.0%
Affiliated Computer Services (Class A) *                3,500             252
BISYS Group *                                           8,500             502
Extended Systems *                                      2,500              17
--------------------------------------------------------------------------------
                                                                          771
                                                                    ------------
MEDIA AND ADVERTISING  5.4%
Catalina Marketing *                                    7,400             226
Cox Radio (Class A) *                                  13,000             362
Emmis Broadcasting (Class A) *                         12,000             369
Entercom Communications *                               6,500             348
Getty Images *                                         11,800             310
Harte-Hanks                                             2,000              50
Lamar Advertising *                                     3,800             167
Macrovision *                                           5,000             342
Pegasus Communications *                                9,100             205
Price Communications *                                 10,200             206

Radio One (Class A) *                                   4,200            $ 97
Radio One (Class D) *                                  19,500             430
Regent Communications *                                14,500             174
Scholastic *                                            6,400             269
Valassis Communications *                               4,000             143
Westwood One *                                         10,500             387
Zomax *                                                11,000             98
--------------------------------------------------------------------------------
                                                                        4,183
                                                                    ------------
REAL ESATE SERVICES  0.5%
Apartment Investment & Management, REIT                 3,512             169
Catellus Development *                                 10,800             189
Delta Pine & Land                                       1,800              35
--------------------------------------------------------------------------------
                                                                          393
                                                                    ------------
ENGINEERING AND CONSTRUCTION  1.5%
Dycom Industries *                                     17,425             400
Insituform Technologies (Class A) *                    13,500             493
Tetra Tech *                                            9,906             269
--------------------------------------------------------------------------------
                                                                        1,162
                                                                    ------------
Total Business Services                                                17,151
                                                                    ------------
ENERGY  5.6%
------------

ENERGY SERVICES  1.1%
BJ Services *                                           5,000             142
Core Laboratories *                                     8,600             161
Global Industries *                                    12,000             150
Maverick Tube *                                         7,100             120
National Oilwell *                                      7,900             212
Smith International *                                   1,400              84
--------------------------------------------------------------------------------
                                                                          869
                                                                    ------------
EXPLORATION AND PRODUCTION  4.5%
Cabot Oil & Gas                                        19,600             478
Cal Dive International *                                7,600             187
Grey Global Group *                                     5,000              20
Louis Dreyfuss Natural Gas *                           10,100             352
Marine Drilling *                                      20,000             382
Patterson-UTI Energy *                                 22,700             406

Pride International *                                  11,500           $ 219
Spinnaker Exploration *                                 8,500             339
Stone Energy *                                          7,000             310
Tom Brown *                                            14,500             348
Veritas DGC *                                           9,000             250
XTO Energy                                             14,250             204
--------------------------------------------------------------------------------
                                                                        3,495
                                                                    ------------
Total Energy                                                            4,364
                                                                    ------------
INDUSTRIAL  3.1%
----------------

AUTOMOBILES AND RELATED  0.6%
Gentex *                                                3,000              83
Group One Automotive *                                 13,000             385
--------------------------------------------------------------------------------
                                                                          468
                                                                    ------------
MACHINERY  0.6%
Asyst Technology *                                     15,000             203
Power-One *                                             3,000              50
SBS Technologies *                                      4,400              83
Terex *                                                 5,000             106
--------------------------------------------------------------------------------
                                                                          442
                                                                    ------------
SPECIALTY CHEMICALS  0.6%
Cabot                                                   2,000              72
Cambrex                                                 3,400             172
OM Group                                                4,600             259
--------------------------------------------------------------------------------
                                                                          503
                                                                    ------------
DEFENSE AND AEROSPACE  0.9%
L 3 Communications Holdings *                           5,000             381
REMEC *                                                10,300             128
Triumph Group *                                         3,300             162
--------------------------------------------------------------------------------
                                                                          671
                                                                    ------------
BUILDING MATERIALS  0.4%
Carlisle Companies                                      3,000             104
Simpson Manufacturing *                                 4,000             242
--------------------------------------------------------------------------------
                                                                          346
                                                                    ------------
Total Industrial                                                        2,430
                                                                    ------------

BASIC MATERIALS  0.2%
---------------------

MINING  0.2%
Stillwater Mining *                                     5,000           $ 146
--------------------------------------------------------------------------------
                                                                          146
                                                                    ------------
MISCELLANEOUS MATERIALS  0.0%
Gilat Satellite Networks *                              3,200              39
--------------------------------------------------------------------------------
                                                                           39
                                                                    ------------
Total Basic Materials                                                     185
                                                                    ------------
Total Miscellaneous Common Stocks  0.5%                                   368
                                                                    ------------
Total Common Stocks (Cost  $71,559)                                    77,165
                                                                    ------------
SHORT-TERM INVESTMENTS  1.3%

MONEY MARKET FUNDS  1.3%
T. Rowe Price Reserve Investment Fund, 4.34% #      1,012,728           1,013
--------------------------------------------------------------------------------
Total Short-Term Investments (Cost  $1,013)                             1,013
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
100.1% of Net Assets (Cost $72,572)                                  $ 78,178
                                                                    ------------
Other Assets Less Liabilities                                             (58)
                                                                    ------------
NET ASSETS                                                           $ 78,120
                                                                    ------------
NET ASSETS CONSIST OF:
Accumulated net investment income - net of distributions               $ (433)
Accumulated net realized gain/loss - net of distributions              (3,060)
Net unrealized gain (loss)                                              5,606
Paid-in-capital applicable to 6,475,703 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized       76,007
                                                                    ------------
NET ASSETS                                                           $ 78,120
                                                                    ------------
NET ASSET VALUE PER SHARE                                             $ 12.06
                                                                    ------------
#    Seven-day yield
*    Non-income producing
ADR  American Depository Receipt
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS
-----------------------
In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/01
                                                                    ------------
INVESTMENT INCOME (LOSS)
Income
 Dividend                                                          $        55
 Interest                                                                   28
                                                                    ------------
 Total income                                                               83

Expenses
 Investment management                                                     254
 Shareholder servicing                                                     168
 Custody and accounting                                                     49
 Registration                                                               18
 Prospectus and shareholder reports                                         13
 Legal and audit                                                             8
 Directors                                                                   4
 Miscellaneous                                                               2
                                                                    ------------
 Total expenses                                                            516
                                                                    ------------
Net investment income (loss)                                              (433)
                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities                                  (2,751)
Change in net unrealized gain or loss on securities                       (331)
                                                                    ------------
Net realized and unrealized gain (loss)                                 (3,082)
                                                                    ------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $    (3,515)
                                                                    ------------

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
In thousands
                                                     6 Months           Year
                                                        Ended          Ended
                                                      6/30/01       12/31/00
                                                   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income (loss)                      $     (433)   $      (834)
 Net realized gain (loss)                              (2,751)         5,138
 Change in net unrealized gain or loss                   (331)       (14,766)
                                                   ------------   ------------
 Increase (decrease) in
  net assets from operations                           (3,515)       (10,462)
                                                   ------------   ------------
Distributions to shareholders
 Net realized gain                                          -         (2,630)
                                                   ------------   ------------
Capital share transactions *
 Shares sold                                            6,670         43,895
 Distributions reinvested                                   -          2,554
 Shares redeemed                                      (10,141)       (23,110)
 Redemption fees received                                   5             50
                                                   ------------   ------------
 Increase (decrease) in net assets
 from capital share transactions                       (3,466)        23,389
                                                   ------------   ------------
NET ASSETS
Increase (decrease) during period                      (6,981)        10,297
Beginning of period                                    85,101         74,804
                                                   ------------   ------------
END OF PERIOD                                      $   78,120    $    85,101
                                                   ------------   ------------
*Share information
   Shares sold                                            571          2,894
   Distributions reinvested                                 -            204
   Shares redeemed                                       (881)        (1,612)
                                                   ------------   ------------
   Increase  (decrease) in shares outstanding            (310)         1,486

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE DIVERSIFIED SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 2001

NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Diversified Small-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1997. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     VALUATION Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     REDEMPTION FEES The fund assesses a 1% fee on redemptions of fund shares held less than six months. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     OTHER Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     OTHER Purchases and sales of portfolio securities, other than short-term securities, aggregated $11,367,000 and $14,959,000, respectively, for the six months ended June 30, 2001.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $72,572,000. Net unrealized gain aggregated $5,606,000 at period-end, of which $18,466,000 related to appreciated investments and $12,860,000 to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $42,000 was payable at June 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35 % of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2000, which would cause the fund's ratio of total expenses to average net assets to exceed 1.25%. Thereafter, through December 31, 2002, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.25%. At June 30, 2001, unaccrued fees in the amount of $114,000 remain subject to reimbursement by the fund through December 31, 2002.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $179,000 for the six months ended June 30, 2001, of which $35,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $28,000 and are reflected as interest income in the accompanying Statement of Operations.

================================================================================
FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

BALTIMORE AREA
Downtown
105 East Lombard Street

OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

CHICAGO AREA
1900 Spring Road, Suite 104
Oak Brook

COLORADO SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

NEW JERSEY/NEW YORK AREA
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

SAN FRANCISCO AREA
1990 North California Boulevard, Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C., AREA
Downtown
900 17th Street N.W.
Farragut Square

TYSONS CORNER
1600 Tysons Boulevard
Suite 150

T. Rowe Price Investment Services, Inc., Distributor.           F20-051  6/30/01